LIABILITIES AND DEBT - Promissory Note Payable (Details)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2021 USD ($)	Apr. 30, 2021 USD ($) shares	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Gross proceeds received					$ 237,500		$ 2,779,910	$ 1,701,044
Debt Discount Cost							263,958
Promissory note payable
Debt Instrument [Line Items]
Face value		$ 1,000,000					3,500,000
Gross proceeds received		$ 810,000
Warrants issued | shares		1,205
Debt discount							$ 73,958
Promissory note payable | Secondary Public Offering
Debt Instrument [Line Items]
Percentage of outstanding principal							10
Promissory note payable | Secondary Public Offering | Maximum
Debt Instrument [Line Items]
Face value							$ 4,000,000
Promissory note payable | Secondary Public Offering | Minimum
Debt Instrument [Line Items]
Face value							2,000,000
Promissory note payable | Bailey LLC.
Debt Instrument [Line Items]
Face value							$ 4,500,000
Repayment of outstanding principal amount	$ 1,000,000
Promissory note payable | Notes Payable to Banks
Debt Instrument [Line Items]
Interest rate of loans							12.00%
Interest expense			$ 105,000	$ 105,000	315,000	$ 389,000	$ 494,000	$ 472,500
Promissory note payable | Notes Payable to Banks | Bailey LLC.
Debt Instrument [Line Items]
Face value			$ 3,500,000		$ 3,500,000		$ 3,500,000